Investments - Equity investments without readily determinable fair values (Details) ¥ in Thousands, $ in Thousands, $ in Thousands				1 Months Ended												12 Months Ended
	Apr. 30, 2024 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 HKD ($) shares	May 31, 2023 CNY (¥)	Apr. 30, 2023 CNY (¥)	Feb. 28, 2023 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Apr. 30, 2019 CNY (¥)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Feb. 28, 2021 CNY (¥)	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Nov. 30, 2018 CNY (¥)	Oct. 31, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)
Investments
Total consideration				¥ 235,353												¥ 251,244		¥ 235,353	¥ 224,813
Long-term investments				¥ 261,016												280,281		261,016	227,959	$ 38,398
Impairment of long-term investment																7,350	$ 1,007	444	7,945
Impairment of long-term investment																0		0	7,945
Payments to acquire equity investments with readily determinable fair values					¥ 7,104	$ 7,818
Equity investments with readily determinable fair values, number of shares acquired | shares					357,800	357,800
Repayment of the loan advances to the related party																13,230	$ 1,813	18,620
Impairment loss																¥ 7,350		¥ 444	¥ 0
Beijing Souyang Management Consulting Co., Ltd
Investments
Minority interest										23.00%
Zhejiang Xinyang
Investments
Minority interest	40.00%
Kairuite Medical Technology (Suzhou) Co., Ltd
Investments
Percentage of equity interest held			7.50%								7.50%
Equity interest			2.00%								2.00%
Cash consideration			¥ 3,400
Zhejiang Xinyang
Investments
Equity method investment ownership percentage	60.00%
Payments to acquire equity method investments	¥ 3,750
JHM Biopharm (Hangzhou) Co., Ltd
Investments
Percentage of equity interest held		0.7307%
Cash consideration		¥ 10,000
Shanghai Miaoyu Internet Technology Limited
Investments
Percentage of equity interest held																					15.00%
Total consideration																					¥ 1,500
Shanghai Xingying Medical Technology Co., Ltd
Investments
Percentage of equity interest held															10.00%
Total consideration															¥ 4,000
Cash consideration															1,000
Non-cash consideration for investment															¥ 3,000
Shanghai Linkedcare Information Technology Co., Ltd
Investments
Percentage of equity interest held			13.33%								13.33%		15.10%
Cash consideration											¥ 40,000		¥ 125,000
First BCC
Investments
Percentage of equity interest held																											1.00%
Total consideration																											¥ 1,663
Chengdu Zhisu Medical Management Company Limited
Investments
Percentage of equity interest held																								16.00%		16.00%
Total consideration																								¥ 4,250		¥ 4,000
Beijing Mevos
Investments
Percentage of equity interest held																									11.11%
Total consideration																									¥ 5,150
Yicai
Investments
Percentage of equity interest held										35.00%				35.00%
Cash consideration										¥ 350				¥ 17,500
Beijing Sharing New Medical Technology Company Limited
Investments
Total consideration																						¥ 7,596	¥ 13,475
Equity method investment ownership percentage				49.00%														49.00%					49.00%
Beijing Sharing New Medical Technology Company Limited | Related Party
Investments
Payments to acquire equity method investments				¥ 14,126					¥ 19,609
Repayment of the loan advances to the related party									18,620
Beauty Care Clinics Investment Co., Ltd
Investments
Percentage of equity interest held												1.74%
Cash consideration												¥ 50,000
Kerui Medical Technology (Ningbo) Co., Ltd.
Investments
Cash consideration											¥ 3,000
Beijing Souyang Management Consulting Co., Ltd
Investments
Equity method investment ownership percentage										77.00%						20.00%				20.00%
Payments to acquire equity method investments									¥ 700	¥ 5,000
Percent of equity interests sold									11.00%
Percentage of capital reduction							46.00%
Amount of consideration for capital reduction							¥ 3,753
Proceeds from capital reduction							¥ 1,000
Hangzhou Huanyouji Culture Media Co., Ltd.
Investments
Percentage of equity interest held								30.00%
Cash consideration								¥ 10,540